Advances From the Federal Home Loan Bank and Other Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Banking and Thrift [Abstract]
Schedule of outstanding advances from the FHLB
The Company had outstanding advances from the FHLB and other borrowings. These borrowings bear fixed interest rates or variable rates based on 3-month LIBOR as follows:

Year of Maturity	Interest Rate	March 31, 2019	December 31, 2018
(in thousands, except percentages)
2019	1.80% to 3.86%	$385,000	$440,000
2020	1.50% to 2.74%	265,000	306,000
2021	1.93% to 3.08%	210,000	210,000
2022	2.48% to 2.80%	120,000	120,000
2023 and after	2.95% to 3.23%	90,000	90,000
		$1,070,000	$1,166,000

At December 31, 2018 and 2017, the Company had outstanding advances from the FHLB and other borrowings as follows:

Year of Maturity	Interest Rate	December 31, 2018	December 31, 2017
(in thousands, except percentages)
2018	0.90% to 2.03%	$—	$567,000
2019	1.00% to 3.86%	440,000	155,000
2020	1.50% to 2.74%	306,000	211,000
2021	1.93% to 3.08%	210,000	240,000
2022 and after	2.48% to 3.23%	210,000	—
		$1,166,000	$1,173,000